FINANCIAL INSTRUMENTS AND FINANCIAL RISKS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

31.	FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable and other receivables, borrowings, lease liabilities, and accounts payable, and other payables and accruals. These financial instruments expose the Company to various financial risks, including credit risk, liquidity risk and interest risk. The Company’s risk management program focuses on minimizing potential adverse effects on the Company’s financial performance.

Credit risk

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer and sublessee. The demographics of the Company’s customer base and sublessees, including the default risk of the industry and country in which customers and sublessees operate, have less of an influence on credit risk. The exposure to credit risk at June 30, 2025 and 2026 is represented by the carrying amounts of accounts and other receivables and net investment in sublease.

The Company’s exposure to credit risk on accounts receivables arises principally from the risk that customers will fail to meet their contractual payment obligations. Management monitors outstanding balances and assesses recoverability by considering the ageing of receivables, customers’ payment histories, financial difficulties, disputes and other relevant customer-specific information.

The Company has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime expected credit losses for all accounts receivable. In determining ECL on a collective basis, accounts receivable are grouped based on similar credit risk and aging under a provision matrix. The Company considers the historical credit loss experience based on the past due status of the customers, historical customers’ payment profile and adjusted as appropriate to reflect current conditions and estimates of future economic conditions affecting the ability of the customers to settle the debts. The Company has identified the country risk, real gross domestic product growth rate and unemployment rate in which it sells goods and services to be the most relevant factor and the historical loss rates are adjusted accordingly based on the expected changes in this factor.

Accounts receivables are classified as credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the receivable have occurred. This includes observable data indicating that a debtor is in significant financial difficulty, a breach of contract, or when balances are more than 180 days past due. Based on historical collection patterns in the Company’s industry, the Company has rebutted the IFRS 9 presumption that default occurs at 90 days past due, as customers routinely settle balances between 91 and 180 days past due without credit loss. Accounts receivable that are more than 365 days past due are subject to a 100% expected credit loss rate as historical experience indicates that recoveries after 365 days are negligible, although enforcement and collection activities may continue. The gross carrying amount of an accounts receivable balance is written off (either partially or in full) against the allowance for expected credit losses only when the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.

Movement in relation to allowance for expected credit losses are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	27,805	54,511	335
Addition	26,706	149,852	922
Balance at the end of the year	54,511	204,363	1,257

The carrying amounts of accounts receivable are disclosed in note 6. The following tables present the gross carrying amounts and allowance for expected credit loss for accounts receivable based on days past due as of June 30, 2025 and 2026:

		As of June 30, 2025
		Gross carrying amount	Allowance for expected credit loss	Net carrying amount
	Expected loss rate	JPY’000	JPY’000	JPY’000
0 to 90 days	2.40%	885,712	(21,256)	864,456
91 to 180 days	5.39%	126,750	(6,837)	119,913
181 to 365 days	36.23%	47,440	(17,189)	30,251
Over 365 days	100.00%	9,229	(9,229)	—
Total		1,069,131	(54,511)	1,014,620

		As of June 30, 2026
		Gross carrying amount	Allowance for expected credit loss	Net carrying amount	Net carrying amount
	Expected loss rate	JPY’000	JPY’000	JPY’000	US$’000
0 to 90 days	2.48%	561,326	(13,897)	547,429	3,367
91 to 180 days	5.52%	532,758	(29,406)	503,352	3,095
181 to 365 days	44.95%	120,458	(54,149)	66,309	408
Over 365 days	100.00%	106,911	(106,911)	—	—
Total		1,321,453	(204,363)	1,117,090	6,870

Other receivables that are not past due make up majority of the receivables. For net investment in sublease, the Company assesses expected credit losses by considering the sublessees’ payment history, financial condition, forward-looking economic information and security deposits held. For the years ended June 30, 2024, 2025 and 2026, the Company has evaluated the lifetime ECL is minimal and there were no allowance for expected credit losses on other assets and net investment in sublease.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Concentration risk

The following table sets forth a summary of single customers who represent 10% or more of the Company’s revenue:

	For the years ended June 30,
	2024	2025	2026	2026
Customer A	18.97%	*	*	*

*	Less than 10%

The following table sets forth information as to each customer that accounted for more than 10% for account receivables as of June 30, 2025 and 2026:

	As of June 30,
	2025	2026
Customer A	13.53%	15.16%
Customer B	11.77%	20.57%

Liquidity risk

The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. The Company’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents. The strategy of the Company is to repay its obligations through the generation of cash income from operating activities.

In assessing its liquidity, the Company’s management monitor and analyze the Company’s cash and cash equivalents balances and its operating expenditure commitments. As of June 30, 2026, the Company’s cash and cash equivalents balances amounted to JPY119,654 thousand, current assets were JPY1,603,079 thousand, and current liabilities were JPY1,109,706 thousand. The Company generated JPY142,915 thousand cash from operating activities for the year ended June 30, 2024, and provided JPY197,484 and JPY 661,500 thousand of cash for operating activities for the years ended June 30, 2025 and 2026, respectively.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months. There are several factors that could potentially arise that could undermine the Company’s plans, such as changes in the demand for its products, economic conditions.

The Company maintains sufficient cash and cash equivalents, and internally generated cash flows to finance their activities and management is satisfied that funds are available to finance the operations of the Company.

Analysis of financial instruments by remaining contractual maturities

The following tables show the remaining contractual maturities at the end of the years presented of the Company’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows:

	As of June 30, 2025
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,131,103	1,152,824	388,800	304,506	172,928	119,272	101,518	65,800
Bank and other borrowings	882,841	882,841	116,150	110,618	101,594	95,800	80,784	377,895
Other payables and accruals	305,196	305,196	305,196	—	—	—	—	—
Accounts payable	271,083	271,083	271,083	—	—	—	—	—
Long-term payables	16,142	16,142	—	4,775	1,895	947	947	7,578
Total	2,606,365	2,628,086	1,081,229	419,899	276,417	216,019	183,249	451,273

	As of June 30, 2026
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,013,876	1,035,103	380,171	244,505	184,264	120,113	79,600	26,450
Bank and other borrowings	345,761	345,761	85,284	71,258	65,464	50,448	38,034	35,273
Other payables and accruals	137,374	137,374	137,374	—	—	—	—	—
Accounts payable	200,728	200,728	200,728	—	—	—	—	—
Total	1,697,739	1,718,966	803,557	315,763	249,728	170,561	117,634	61,723

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company’s interest rate risk is primarily related to the Company’s interest-bearing debts on its consolidated statements of financial position. The Company does not have a material amount of long-term debt with variable interest rates, thereby minimizing the Company’s exposure to cash flow interest rate risk.

Foreign currency risk

Currency risk arises from fluctuations in exchange rates on monetary assets and liabilities denominated in currencies other than the Company’s functional currency. Most of the Company’s transactions, assets and liabilities are denominated in JPY. The Company’s exposure to foreign currency risk primarily arises from its USD-denominated bank balance and cash flows from transactions denominated in USD.

The carrying amounts of the Company’s USD-denominated bank balance were nil and JPY2,468 thousand as of June 2025 and 2026, respectively.

The following table presents the effect on profit before income tax expenses of a 1% strengthening or weakening of USD against JPY, assuming all other variables remain constant. The analysis is based on the USD-denominated bank balance outstanding as of June 30, 2025 and 2026.

	For the years ended
	2025	2026	2026
US$ against JPY	JPY’000	JPY’000	US$’000
Strengthened	—	25	—
Weakened	—	(25)	—

Fair value estimation

Financial instruments measured at fair value

Fair value measurements are categorized within a three-level fair value hierarchy based on the observability of the inputs used in the valuation techniques. Level 1 represents quoted prices in active markets for identical assets or liabilities; Level 2 represents inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3 represents significant unobservable inputs. The valuation techniques and key inputs for the Company’s financial assets at FVTPL are disclosed in note 15 above.

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total	Total
	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Financial assets at FVTPL	—	—	100,820	100,820	620

There were no transfers between Level 1, Level 2 and Level 3 during the year ended June 30, 2026.

The following table illustrates the sensitivity of the fair value of Investment A as of June 30, 2026 to reasonably possible changes in significant unobservable inputs. Each input is changed individually, with all other inputs held constant. A change of 100 basis points represents a change of one percentage point. The amounts represent increases or decreases in fair value relative to the base-case valuation.

Increase (decrease) in fair value
Significant unobservable inputs	JPY’000
Discount rate
+100 bps	(1,611)
-100 bps	1,949

Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, bank and other borrowings, lease liabilities, contract liabilities, accounts payable and other payables are approximate to their fair values.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS